Note 11 - Income Taxes - Components of Provision (Benefit) for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Federal			$ 1,937	$ 467	$ 0
State and local			668	(881)	411
Foreign			(1,478)	1,117	1,096
Total current income tax expense			1,127	703	1,507
Federal			2,370	89	(175)
State and local			(820)	(12)	(843)
Foreign			2,361	(323)	573
Total deferred income tax expense (benefit)			3,911	(246)	(445)
Total	$ 1,978	$ 309	$ 5,038	$ 457	$ 1,062